Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - XXX

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Zip	0	52	0.00%	52
Amortization Term	1	52	1.92%	52
Borrower Qualifying FICO	0	51	0.00%	52
Amortization Type	1	52	1.92%	52
Property Type	1	52	1.92%	52
Occupancy	0	52	0.00%	52
Purpose	0	52	0.00%	52
Original CLTV	0	52	0.00%	52
Original LTV	0	52	0.00%	52
Investor: Qualifying Total Debt Ratio	1	52	1.92%	52
Refi Purpose	0	12	0.00%	52
Coborrower Qualifying FICO	0	16	0.00%	52
City	0	1	0.00%	52
State	0	1	0.00%	52
Original Loan Amount	0	1	0.00%	52
First Payment Date	0	1	0.00%	52
Original Term	1	1	100.00%	52
Maturity Date	0	1	0.00%	52
Original Interest Rate	0	1	0.00%	52
Representative FICO	0	1	0.00%	52
Lien Position	1	1	100.00%	52
Appraised Value	0	1	0.00%	52
Contract Sales Price	1	1	100.00%	52
Total	7	558	1.25%	52